Earnings Per Share	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE

7. EARNINGS PER SHARE

Basic and diluted net income per ordinary share attributable to the Company's shareholders is calculated in accordance with ASC 260, "Earnings Per Share." Reconciliations of the numerator and denominator of the per-share computations for the years ended December 31, 2009, 2010 and 2011 as follows:

	For the years ended December 31,
	2009	2010	2011
(in thousands, except share and per share data)	RMB	RMB	RMB
Numerator:
Net income attributable to Shanda Games Limited's ordinary shareholders for basic and diluted earnings	1,452,972	1,288,821	1,264,316

Denominator:
Weighted-average ordinary shares outstanding for basic calculation	556,575,353	570,645,594	567,138,809
Dilutive effect of share options	2,986,054	149,463	39,884
Dilutive effect of restricted shares	39,464	-	-

Denominator for diluted calculation	559,600,871	570,795,057	567,178,693

Net income per ordinary share attributable to Shanda Games Limited's shareholders -basic	2.61	2.26	2.23

Net income per ordinary share attributable to Shanda Games Limited's shareholders -diluted	2.60	2.26	2.23

For 2009, 2010 and 2011, the Group excluded 2,791,574, 33,587,516 and 24,637,080, respectively, outstanding weighted average stock options from the calculation of diluted earnings per common share because their effects were anti-dilutive.